Restructuring	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring

3. Restructuring

The Company implemented several restructuring initiatives in prior years in connection with the closure or consolidation of facilities in North America, Europe, South America, Australia and Asia. The Company also implemented a restructuring initiative that involved the reorganization of the Company’s operating structure. The Company commenced these initiatives prior to December 31, 2010 and continued to execute these initiatives through March 31, 2013. The majority of the costs associated with these initiatives were incurred shortly after the original implementation. However, the Company continues to incur costs on some of the initiatives related principally to the disposal of the respective facilities. The total expense incurred related to these actions amounted to $303 and $126 for the three months ended March 31, 2012 and 2013, respectively. As of March 31, 2013 there is a liability of $130 associated with these initiatives recorded on the Company’s condensed consolidated balance sheet.

In the first quarter of 2011, the Company initiated the closure of a facility in North America and announced the decision to establish a centralized shared services function in Europe. The majority of the costs have been recognized, however, the Company continues to incur costs on some of the initiatives related principally to the disposal of the respective facilities. The Company has recognized $11,519 of costs related to these initiatives. The following table summarizes the activity for these initiatives for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$3,443	$848	$—	$4,291
Expense	237	1,152	258	1,647
Cash payments	(353)	(2,000)	—	(2,353)
Utilization of reserve	—	—	(258)	(258)

Balance at March 31, 2012	$3,327	$—	$—	$3,327

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$—	$—	$—	$—
Expense	—	197	87	284
Cash payments	—	(197)	—	(197)
Utilization of reserve	—	—	(87)	(87)

Balance at March 31, 2013	$—	$—	$—	$—

An other postretirement benefit curtailment gain of $1,539 for the three months ended March 31, 2012 resulted from the closure of a U.S. facility and was recorded as a reduction to restructuring expense.

In the second quarter of 2011, the Company initiated the reorganization of the Company’s French body sealing operations in relation to the joint venture agreement with Fonds de Modernisation des Equipementiers Automobiles (“FMEA”). The majority of the costs have been recognized, however, additional costs may be incurred. The Company has recognized $51,150 of costs related to this initiative. The following table summarizes the activity for this initiative for the three months ended March 31, 2012 and 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2012	$23,228	$—	$—	$23,228
Expense	(35)	832	—	797
Cash payments and foreign exchange translation	(3,783)	(832)	—	(4,615)

Balance at March 31, 2012	$19,410	$—	$—	$19,410

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$2,054	$—	$—	$2,054
Expense	145	580	—	725
Cash payments and foreign exchange translation	(452)	(580)	—	(1,032)

Balance at March 31, 2013	$1,747	$—	$—	$1,747

During 2012, the Company initiated the restructuring of facilities in Europe to change the Company’s European footprint to improve the Company’s operating performance. The majority of the costs have been recognized, however, additional costs may be incurred. The Company has recognized $22,756 of costs related to this initiative. The following table summarizes the activity for this initiative for the three months ended March 31, 2013:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Balance at January 1, 2013	$13,507	$—	$—	$13,507
Expense	2,004	—	—	2,004
Cash payments and foreign exchange translation	(6,621)	—	—	(6,621)

Balance at March 31, 2013	$8,890	$—	$—	$8,890

In the first quarter of 2013, the Company eliminated certain positions within the organization that resulted in restructuring expense of $1,621. As of March 31, 2013 there is a liability of $1,621 associated with this initiative recorded on the Company’s condensed consolidated balance sheet. No additional expense is expected to be incurred related to this initiative.

5. Restructuring

The Company implemented several restructuring initiatives in prior years in connection with the closure or consolidation of facilities in North America, Europe, South America, Australia and Asia. The Company also implemented a restructuring initiative that involved the reorganization of the Company’s operating structure. The Company commenced these initiatives prior to December 31, 2010 and continued to execute these initiatives through December 31, 2012. The majority of the costs associated with these initiatives were incurred shortly after the original implementation. However, the Company continues to incur costs on some of the initiatives related principally to the liquidation of the respective facilities. The total expense incurred related to these actions amounted to $(9) and $652 for the years ended December 31, 2011 and 2012, respectively. As of December 31, 2012 there is a liability of $61 associated with these initiatives recorded on the Company’s consolidated balance sheet.

In the first quarter of 2011, the Company initiated the closure of a facility in North America and announced the decision to establish a centralized shared services function in Europe. The estimated total costs of these initiatives amount to $11,200 and are expected to be completed in 2013. The following table summarizes the activity for these initiatives for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$3,489	$5,336	$—	$8,825
Cash payments	(46)	(4,488)	—	(4,534)

Balance at December 31, 2011	$3,443	$848	$—	$4,291
Expense	(395)	2,658	147	2,410
Cash payments	(3,048)	(3,506)	—	(6,554)
Utilization of reserve	—	—	(147)	(147)

Balance at December 31, 2012	$—	$—	$—	$—

An other postretirement benefit curtailment gain of $1,539 for the year ended December 31, 2012 resulted from the closure of a U.S facility and was recorded as a reduction to restructuring expense.

In the second quarter of 2011, the Company initiated the reorganization of the Company’s French body sealing operations in relation to the joint venture agreement with FMEA. The estimated total cost of this initiative is $50,400 and is expected to be completed in 2013. The following table summarizes the activity for this initiative for the years ended December 31, 2011 and 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$32,995	$6,620	$—	$39,615
Reorganization initiative transfer	1,877	—	—	1,877
Cash payments and foreign exchange translation	(11,644)	(6,620)	—	(18,264)

Balance at December 31, 2011	$23,228	$—	$—	$23,228
Expense	2,385	1,740	3,846	7,971
Cash payments and foreign exchange translation	(23,559)	(1,740)	—	(25,299)
Utilization of reserve	—	—	(3,846)	(3,846)

Balance at December 31, 2012	$2,054	$—	$—	$2,054

In the third quarter of 2011, the Company initiated the transfer of a sealing business from one of its German facilities to other sealing operations in Eastern Europe. After discussions with several stakeholders it was determined the completion of this initiative would not be achieved. As a result, $1,644 of restructuring expense was reversed in the year ended December 31, 2012.

In the first quarter of 2012, the Company initiated the closure of a facility in North America and a restructuring liability of $4,886 was recorded. During the second quarter of 2012, the Company was able to negotiate a new contract with the union, therefore enabling the facility to remain open. As a result, $4,725 of restructuring expense was reversed in the year ended December 31, 2012.

During 2012, the Company initiated the restructuring of facilities in Europe to change the Company’s European footprint to improve the Company’s operating performance. The estimated total cost of this initiative is $20,800 and is expected to be completed in 2013. The following table summarizes the activity for this initiative for the year ended December 31, 2012:

	Employee Separation Costs	Other Exit Costs	Asset Impairments	Total
Expense	$19,330	$1,260	$162	$20,752
Cash payments and foreign exchange translation	(5,823)	(1,260)	—	(7,083)
Utilization of reserve	—	—	(162)	(162)

Balance at December 31, 2012	$13,507	$—	$—	$13,507